                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-09721

                             Fixed Income SHares
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: October 31

          Date of reporting period: July 1, 2007 through June 30, 2008

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2007 - 06/30/2008
Fixed Income SHares









====================== ALLIANZ DRESDNER DAILY ASSET FUND =======================




======================== FIXED INCOME SHARES - SERIES C ========================




======================== FIXED INCOME SHARES - SERIES H ========================




======================== FIXED INCOME SHARES - SERIES M ========================




======================== FIXED INCOME SHARES - SERIES R ========================
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                        Fixed Income SHares


By (Signature and Title)*:           /s/  Thomas J. Fuccillo
                                     -------------------------------------------
                                     Name: Thomas J. Fuccillo
                                     Title: Secretary

Date: August 29, 2008


* Print the name and title of each signing officer under his or her signature.